Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 21,014	$ 21,402
Lease Liabilities
Current	8,231	10,890
Non-current	12,513	11,457
Total lease liabilities	20,744	22,347	$ 13,243
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	15,175	14,806
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 5,839	$ 6,596